Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0002019435
Amendment Description	Amendment No. 1
Document Type	F-1/A
Entity Registrant Name	Blue Gold Limited
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	1040
Entity Address, Address Line One	94 Solaris Avenue
Entity Address, Address Line Two	Camana Bay
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-1108
Entity Address, Country	KY
City Area Code	+1 (345)
Local Phone Number	949 4123
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	251 Little Falls Drive
Entity Address, City or Town	Wilmington
Entity Address, Postal Zip Code	19808
City Area Code	+1 (302)
Local Phone Number	421-6100
Contact Personnel Name	Corporation Service Company
Entity Address, State or Province	DE